Commitments and Contingencies (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Commitments to extend credit [Member]
Financial instruments representing credit risk
Credit risk of financial instruments	$ 20,560,000	$ 15,191,000
Standby letters of credit [Member]
Financial instruments representing credit risk
Credit risk of financial instruments	$ 163,000	$ 180,000